Shareholder Report, Line Graph (Details) 74200002100_Templeton Foreign Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 16,727	$ 15,326	$ 13,497	$ 10,811	$ 12,718	$ 10,023	$ 10,288	$ 11,629	$ 11,610	$ 10,000	$ 20,158
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	$ 19,717	$ 17,083	$ 14,451	$ 12,915	$ 16,048	$ 12,852	$ 11,865	$ 12,266	$ 11,888	$ 10,000	$ 25,110